As filed with the Securities and Exchange Commission on July 27, 2018

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 287	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 291 (Check appropriate box or boxes)	☒

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

With copies to:

John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on July 27, 2018.

BLACKROCK FUNDS III (REGISTRANT)

ON BEHALF OF

BLACKROCK LIFEPATH® INDEX RETIREMENT FUND,

BLACKROCK LIFEPATH® INDEX 2020 FUND,

BLACKROCK LIFEPATH® INDEX 2025 FUND,

BLACKROCK LIFEPATH® INDEX 2030 FUND,

BLACKROCK LIFEPATH® INDEX 2035 FUND,

BLACKROCK LIFEPATH® INDEX 2040 FUND,

BLACKROCK LIFEPATH® INDEX 2045 FUND,

BLACKROCK LIFEPATH® INDEX 2050 FUND,

BLACKROCK LIFEPATH® INDEX 2055 FUND AND

BLACKROCK LIFEPATH® INDEX 2060 FUND

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	July 27 , 2018

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	July 27 , 2018

SUSAN J. CARTER* Susan J. Carter	Trustee

COLLETTE CHILTON* Collette Chilton	Trustee

NEIL A. COTTY* Neil A. Cotty	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

JOSEPH P. PLATT* Joseph P. Platt	Trustee

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

	MARK STALNECKER* Mark Stalnecker	Trustee

	KENNETH L. URISH* Kenneth L. Urish	Trustee

	CLAIRE A. WALTON* Claire A. Walton	Trustee

	FREDERICK W. WINTER* Frederick W. Winter	Trustee

	ROBERT FAIRBAIRN* Robert Fairbairn	Trustee

*By:	/s/ BENJAMIN ARCHIBALD		July 27 , 2018
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on July 27, 2018.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF

LIFEPATH® INDEX RETIREMENT MASTER PORTFOLIO,

LIFEPATH® INDEX 2020 MASTER PORTFOLIO,

LIFEPATH® INDEX 2025 MASTER PORTFOLIO,

LIFEPATH® INDEX 2030 MASTER PORTFOLIO,

LIFEPATH® INDEX 2035 MASTER PORTFOLIO,

LIFEPATH® INDEX 2040 MASTER PORTFOLIO,

LIFEPATH® INDEX 2045 MASTER PORTFOLIO,

LIFEPATH® INDEX 2050 MASTER PORTFOLIO,

LIFEPATH® INDEX 2055 MASTER PORTFOLIO AND

LIFEPATH® INDEX 2060 MASTER PORTFOLIO

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	July 27, 2018

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	July 27, 2018

SUSAN J. CARTER* Susan J. Carter	Trustee

COLLETTE CHILTON* Collette Chilton	Trustee

NEIL A. COTTY* Neil A. Cotty	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

JOSEPH P. PLATT* Joseph P. Platt	Trustee

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

MARK STALNECKER* Mark Stalnecker	Trustee

KENNETH L. URISH* Kenneth L. Urish	Trustee

CLAIRE A. WALTON* Claire A. Walton	Trustee

FREDERICK W. WINTER* Frederick W. Winter	Trustee

ROBERT FAIRBAIRN* Robert Fairbairn	Trustee

*By:	/s/ BENJAMIN ARCHIBALD	July 27, 2018
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase